Marketing and Sales	12 Months Ended
Dec. 31, 2020
Marketing And Sales Disclosure [Abstract]
MARKETING AND SALES

NOTE 12 - MARKETING AND SALES

	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Payroll and related expenses (*)	833	870	489
Exhibitions, conventions and travel expenses	175	172	189
Consultants	178	212	249
Other	82	96	60
	1,268	1,350	987

(*)	Includes share-based payment of $62, $206 and $182 in 2020, 2019 and 2018, respectively.